Product warranty	12 Months Ended
Mar. 31, 2016
Product Warranties Disclosures [Abstract]
Product warranty

7. Product warranty

Changes in the accrued warranty obligation were as follows:

	Year ended March 31,
	2016	2015	2014
Balance at beginning of year	$11,448	$17,775	$19,794
Actual warranty costs incurred	(7,301)	(12,552)	(10,995)
Warranty expense	8,811	8,274	10,502
Currency translation adjustment	(171)	(2,049)	(1,526)

Balance at end of year	$12,787	$11,448	$17,775